Information related to guaranteed securities issued by subsidiaries	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Information related to guaranteed securities issued by subsidiaries
36.	Information related to guaranteed securities issued by subsidiaries

36.1.	Petrobras Global Finance B.V. (PGF)

Petróleo Brasileiro S.A. - Petrobras fully and unconditionally guarantees the debt securities issued by Petrobras Global Finance B.V. (PGF), a 100-percent-owned finance subsidiary of Petrobras. There are no significant restrictions on the ability of Petrobras to obtain funds from PGF.

Petróleo Brasileiro S.A. – Petrobras

Supplementary information (unaudited)

(Expressed in millions of US Dollars, unless otherwise indicated)

Supplementary information

Supplementary information on Oil and Gas Exploration and Production (unaudited)

This section provides supplemental information on oil and gas exploration and production activities of the Company. The information included in items (i) through (iii) provides historical cost information pertaining to costs incurred in exploration, property acquisition and development, capitalized costs and results of operations. The information included in items (iv) and (v) presents information on Petrobras’ estimated net proved reserve quantities, standardized measure of estimated discounted future net cash flows related to proven reserves, and changes in estimated discounted future net cash flows.

Beginning in 1995, the Federal Government of Brazil undertook a comprehensive reform of the country’s oil and gas regulatory system. On November 9, 1995, the Brazilian Constitution was amended to authorize the Federal Government to contract with any state or privately owned company to carry out the activities related to the upstream and downstream segments of the Brazilian oil and gas sector. This amendment eliminated Petrobras’ effective monopoly. The amendment was implemented by the Oil Law, which liberated the fuel market in Brazil beginning January 1, 2002.

The Oil Law established a regulatory framework ending Petrobras’ exclusive agency and enabling competition in all aspects of the oil and gas industry in Brazil. As provided in the Oil Law, Petrobras was granted the exclusive right for a period of 27 years to exploit the petroleum reserves in all fields where the Company had previously commenced production. However, the Oil Law established a procedural framework for Petrobras to claim exclusive exploratory (and, in case of success, development) rights for a period of up to three years with respect to areas where the Company could demonstrate that it had “established prospects”. To perfect its claim to explore and develop these areas, the Company had to demonstrate that it had the requisite financial capacity to carry out these activities, alone or through financing or partnering arrangements.

The Company, on December 31, 2017, maintains activities in Brazil; South America, which includes Argentina, Colombia and Bolivia; North America, which includes Mexico and the United States of America; and Turkey (others). The equity-accounted investments are comprised of the operations of Petrobras Oil and Gas B.V. (PO&G) in Africa, mainly Nigeria. However, the Company only estimates reserves in Brazil, the United States, Nigeria and Argentina.

Petróleo Brasileiro S.A. – Petrobras Supplementary information on Oil and Gas Exploration and Production (unaudited) (Expressed in millions of US Dollars, unless otherwise indicated)	LOGO

i) Capitalized costs relating to oil and gas producing activities

As set out in note 4.7, the Company uses the successful efforts method of accounting for appraisal and development costs of crude oil and natural gas production. In addition, notes 4.8 and 4.9 presents the accounting policies applied by the Company for recognition, measurement and disclosure of property, plant and equipment and intangible assets.

The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligations:

	Consolidated entities
		Abroad						Equity Method Investees
	Brazil	South America	North America	Africa	Others	Total	Total
December 31, 2017
Unproved oil and gas properties	5,803	109	—	—	—	109	5,912	—
Proved oil and gas properties	96,195	111	4,656	—	—	4,767	100,962	3,134
Support Equipment	86,021	606	81	—	392	1,079	87,100	6

Gross Capitalized costs	188,019	826	4,737	—	392	5,955	193,974	3,140
Depreciation, depletion and amortization	(63,245)	(504)	(2,217)	—	(12)	(2,733)	(65,978)	(1,287)

Net capitalized costs	124,774	322	2,520	—	380	3,222	127,996	1,853

December 31, 2016
Unproved oil and gas properties	6,978	115	276	—	—	391	7,369	—
Proved oil and gas properties	87,925	88	4,264	—	—	4,352	92,277	2,811
Support Equipment	84,549	473	70	—	4	547	85,096	6

Gross Capitalized costs	179,452	676	4,610	—	4	5,290	184,742	2,817
Depreciation, depletion and amortization	(55,580)	(348)	(1,917)	—	(4)	(2,269)	(57,849)	(1,165)

Net capitalized costs	123,872	328	2,693	—	—	3,021	126,893	1,652

December 31, 2015
Unproved oil and gas properties	6,720	133	396	—	—	529	7,249	—
Proved oil and gas properties	70,822	2,016	4,107	—	—	6,123	76,945	2,899
Support Equipment	70,931	1,066	65	—	4	1,135	72,066	88

Gross Capitalized costs	148,473	3,215	4,568	—	4	7,787	156,260	2,987
Depreciation, depletion and amortization	(40,763)	(2,037)	(1,574)	—	(4)	(3,615)	(44,378)	(1,282)

Net capitalized costs	107,710	1,178	2,994	—	—	4,172	111,882	1,705

ii) Costs incurred in oil and gas property acquisition, exploration and development activities

Costs incurred are summarized below and include both amounts expensed and capitalized:

	Consolidated entities
		Abroad						Equity Method Investees
	Brazil	South America	North America	Africa	Others	Total	Total
December 31, 2017
Acquisition costs:
Proved	—	—	—	—	—	—	—	—
Unproved	903	—	—	—	—	—	903	—
Exploration costs	1,223	33	4	—	—	37	1,260	4
Development costs	11,553	23	230	—	—	253	11,806	294

Total	13,679	56	234	—	—	290	13,969	298

December 31, 2016
Acquisition costs:
Proved	—	98	—	—	—	98	98	—
Unproved	—	—	—	—	—	—	—	—
Exploration costs	1,459	44	6	—	1	51	1,510	5
Development costs	12,429	176	148	—	—	324	12,753	389

Total	13,888	318	154	—	1	473	14,361	394

December 31, 2015
Acquisition costs:
Proved	—	—	—	—	—	—	—	—
Unproved	—	—	—	—	—	—	—	—
Exploration costs	3,266	59	83	—	—	142	3,408	10
Development costs	15,536	451	397	—	—	848	16,384	431

Total	18,802	510	480	—	—	990	19,792	441

(iii) Results of operations for oil and gas producing activities

The Company’s results of operations from oil and gas producing activities for the years ended December 31, 2017, 2016 and 2015 are shown in the following table. The Company transfers substantially all of its Brazilian crude oil and gas production to the Refining, Transportation & Marketing segment in Brazil. The internal transfer prices calculated by the Company’s model may not be indicative of the price the Company would have realized had this production been sold in an unregulated spot market. Additionally, the prices calculated by the Company’s model may not be indicative of the future prices to be realized by the Company. Gas prices used are those set out in contracts with third parties.

Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities, including operating employees’ compensation, materials, supplies, fuel consumed in operations and operating costs related to natural gas processing plants.

Exploration expenses include the costs of geological and geophysical activities and projects without economic feasibility. Depreciation and amortization expenses relate to assets employed in exploration and development activities. In accordance with Codification Topic 932 – Extractive Activities – Oil and Gas, income taxes are based on statutory tax rates, reflecting allowable deductions. Interest income and expense are excluded from the results reported in this table.

(iii) Results of operations for oil and gas producing activities

	Consolidated entities
		Abroad
	Brazil	South America	North America	Africa	Others	Total	Total	Equity Method Investees
December 31, 2017
Net operation revenues:
Sales to third parties	482	215	725	—	—	940	1,422	443
Intersegment	40,762	—	—	—	—	—	40,762	—

	41,244	215	725	—	—	940	42,184	443
Production costs	(17,894)	(71)	(163)	—	—	(234)	(18,128)	(51)
Exploration expenses	(686)	(37)	(77)	—	—	(114)	(800)	1
Depreciation, depletion and amortization	(9,466)	(44)	(302)	—	(8)	(354)	(9,820)	(123)
Impairment of oil and gas properties	169	(13)	(113)	—	—	(126)	43	—
Other operating expenses	(2,571)	(12)	(125)	—	(274)	(411)	(2,982)	(19)

Results before income tax expenses	10,796	38	(55)	—	(282)	(299)	10,497	251
Income tax expenses	(3,672)	(13)	18	—	96	101	(3,571)	(98)

Results of operations (excluding corporate overhead and interest costs)	7,124	25	(37)	—	(186)	(198)	6,926	153

December 31, 2016
Net operation revenues:
Sales to third parties	693	224	563	—	—	787	1,480	381
Intersegment	31,689	506	—	—	—	506	32,195	31

	32,382	730	563	—	—	1,293	33,675	412
Production costs	(13,939)	(315)	(132)	—	—	(447)	(14,386)	(56)
Exploration expenses	(1,603)	(35)	(122)	—	(1)	(158)	(1,761)	(4)
Depreciation, depletion and amortization	(10,051)	(99)	(327)	—	—	(426)	(10,477)	(170)
Impairment of oil and gas properties	(3,102)	(126)	(44)	—	—	(170)	(3,272)	—
Other operating expenses	(1,497)	(97)	(184)	—	22	(259)	(1,756)	(28)

Results before income tax expenses	2,190	58	(246)	—	21	(167)	2,023	154
Income tax expenses	(745)	(44)	—	—	12	(32)	(777)	(108)

Results of operations (excluding corporate overhead and interest costs)	1,445	14	(246)	—	33	(199)	1,246	46

December 31, 2015
Net operation revenues:
Sales to third parties	2,867	303	590	—	—	893	3,760	561
Intersegment	30,951	969	—	—	—	969	31,920	19

	33,818	1,272	590	—	—	1,862	35,680	580
Production costs	(17,023)	(556)	(189)	—	—	(745)	(17,768)	(209)
Exploration expenses	(1,582)	(18)	(311)	—	—	(329)	(1,911)	(30)
Depreciation, depletion and amortization	(7,403)	(301)	(246)	—	—	(547)	(7,950)	(187)
Impairment of oil and gas properties	(9,165)	(207)	(458)	—	—	(665)	(9,830)	(278)
Other operating expenses	(2,932)	47	(91)	—	(160)	(204)	(3,136)	(43)

Income before income tax expenses	(4,287)	237	(705)	—	(160)	(628)	(4,915)	(167)
Income tax expenses	1,458	(77)	1	—	16	(60)	1,398	(84)

Results of operations (excluding corporate overhead and interest costs)	(2,829)	160	(704)	—	(144)	(688)	(3,517)	(251)

(iv) Reserve quantities information

As presented in note 5.1, proved oil and gas reserves are those quantities of oil and gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations – prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence within a reasonable time. Reserves estimate involves a high degree of judgment and complexity and its application affects different items of these Financial Statements.

The Company’s estimated net proved oil and gas reserves and changes thereto for the years 2017, 2016 and 2015 are shown in the following table. Proved reserves are estimated by the Company’s reservoir geologists and engineers in accordance with the reserve definitions prescribed by the Securities and Exchange Commission.

Developed oil and gas reserves are reserves of any category that can be expected to be recovered: (i) through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well; and (ii) through installed extraction equipment and infrastructure operational at the time of the reserves estimate if the extraction is done by means not involving a well.

In some cases, substantial new investments in additional wells and related facilities will be required to recover these proved reserves and are named proved undeveloped reserves. Due to the inherent uncertainties and the limited nature of reservoir data, estimates of reserves are subject to changes as additional information becomes available.

A summary of the annual changes in the proved reserves of oil is as follows (in millions of barrels):

		Abroad
Proved developed and undeveloped reserves - Consolidated Entities	Crude oil in Brazil(*)	South America	North America	Africa	Total of crude oil abroad	Synthetic oil in Brazil	Total
Reserves at December 31, 2014	10,850.9	66.5	119.9	—	186.5	7.9	11,045.1

Revisions of previous estimates	(1,968.9)	(3.5)	(18.1)	—	(21.6)	0.1	(1,990.4)
Extensions and discoveries	407.1	4.8	—	—	4.8	—	411.9
Improved Recovery	0.4	0.7	—	—	0.7	—	1.1
Sales of reserves	(2.3)	(4.5)	—	—	(4.5)	—	(6.8)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(743.1)	(11.7)	(11.2)	—	(22.8)	(1.0)	(767.0)

Reserves at December 31, 2015	8,544.1	52.3	90.6	—	142.9	6.9	8,693.9

Revisions of previous estimates	179.5	0.1	17.9	—	18.0	0.8	198.4
Extensions and discoveries	87.8	—	—	—	—	—	87.8
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(46.6)	—	—	(46.6)	—	(46.6)
Purchases of reserves	—	0.7	—	—	0.7	—	0.7
Production for the year	(748.5)	(5.7)	(12.1)	—	(17.8)	(0.9)	(767.2)

Reserves at December 31, 2016	8,063.0	0.8	96.4	—	97.3	6.8	8,167.1

Revisions of previous estimates	649.3	0.3	31.4	—	31.7	0.2	681.1
Extensions and discoveries	69.1	0.3	—	—	0.3	—	69.4
Improved Recovery	212.7	—	—	—	—	—	212.7
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(744.6)	(0.2)	(13.2)	—	(13.4)	(1.0)	(759.0)

Reserves at December 31, 2017	8,249.4	1.2	114.6	—	115.8	6.0	8,371.3

*	In 2017, it ncludes 263.7 million barrels related to assets held for sale.

Bolivian proved reserves are not included due to restrictions determined by Bolivian Constitution.

Apparent differences in the sum of the numbers are due to rouding off.

		Abroad
Proved developed and undeveloped reserves - Equity Method Investees	Crude Oil abroad	South America	North America	Africa	Total of crude oil abroad	Brazil’s Synthetic Oil	Total
Reserves at December 31, 2014	—	18.0	—	54.1	72.1	—	72.1

Revisions of previous estimates	—	(2.2)	—	5.2	3.1	—	3.1
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	16.2	16.2	—	16.2
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(1.2)	—	(9.7)	(10.9)	—	(10.9)

Reserves at December 31, 2015	—	14.6	—	65.8	80.4	—	80.4

Revisions of previous estimates	—	—	—	11.9	11.9	—	11.9
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(14.1)	—	—	(14.1)	—	(14.1)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(0.5)	—	(8.7)	(9.2)	—	(9.2)

Reserves at December 31, 2016	—	—	—	69.0	69.0	—	69.0

Revisions of previous estimates	—	—	—	2.6	2.6	—	2.6
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	—	—	(8.2)	(8.2)	—	(8.2)

Reserves at December 31, 2017	—	—	—	63.4	63.4	—	63.4

Apparent differences in the sum of the numbers are due to rouding off.

A summary of the annual changes in the proved reserves of natural gas is as follows (in billions of cubic feet):

		Abroad
Proved developed and undeveloped reserves - Consolidated Entities	Natural Gas in Brazil(*)	South America	North America	Africa	Total Natural Gas Abroad	Brazil’s Synthetic Gas	Total
Reserves at December 31, 2014	11,170.3	730.8	180.0	—	910.8	10.6	12,091.5

Revisions of previous estimates	(1,178.3)	16.8	(17.0)	—	(0.2)	0.2	(1,178.3)
Extensions and discoveries	417.6	74.6	—	—	74.6	—	492.2
Improved Recovery	0.2	27.7	—	—	27.7	—	27.9
Sales of reserves	(1.3)	(90.2)	—	—	(90.2)	—	(91.5)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(820.8)	(79.2)	(24.5)	—	(103.7)	(1.4)	(925.9)

Reserves at December 31, 2015	9,587.7	680.5	138.5	—	819.1	9.3	10,416.1

Revisions of previous estimates	(476.2)	22.9	(19.3)	—	3.6	1.2	(471.4)
Extensions and discoveries	92.1	—	—	—	—	—	92.1
Improved Recovery	0.1	—	—	—	—	—	0.1
Sales of reserves	—	(631.9)	—	—	(631.9)	—	(631.9)
Purchases of reserves	—	93.3	—	—	93.3	—	93.3
Production for the year	(809.7)	(50.9)	(32.1)	—	(82.9)	(1.4)	(894.0)

Reserves at December 31, 2016	8,394.0	113.9	87.2	—	201.1	9.2	8,604.3

Revisions of previous estimates	(81.5)	19.5	(24.9)	—	(5.5)	0.1	(86.9)
Extensions and discoveries	37.4	41.0	—	—	41.0	—	78.4
Improved Recovery	204.2	—	—	—	—	—	204.2
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(877.9)	(14.2)	(21.3)	—	(35.5)	(1.2)	(914.6)

Reserves at December 31, 2017	7,676.1	160.2	40.9	—	201.1	8.1	7,885.3

*	In 2017, it includes 173.7 billion cubic feet related to assets held for sale.

Natural gas production volumes used in this table are the net volumes withdrawn from our proved reserves, including fuel gas consumed in operations and excluding reinjected gas. Our disclosure of proved gas reserves also includes fuel gas volumes, which represent 33% of our total proved reserves of natural gas at December, 2017.

Bolivian proved reserves are not included due to restrictions determined by Bolivian Constitution.

Apparent differences in the sum of the numbers are due to rouding off.

		Abroad
Proved developed and undeveloped reserves - Equity Method Investees	Natural Gas in Brazil	South America	North America	Africa	Total Natural Gas Abroad	Brazil’s Synthetic Gas	Total
Reserves at December 31, 2014	—	27.6	—	19.3	46.9	—	46.9

Revisions of previous estimates	—	(10.4)	—	(2.7)	(13.1)	—	(13.1)
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(0.3)	—	—	(0.3)	—	(0.3)

Reserves at December 31, 2015	—	16.9	—	16.6	33.5	—	33.5

Revisions of previous estimates	—	—	—	(4.1)	(4.1)	—	(4.1)
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(16.8)	—	—	(16.8)	—	(16.8)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(0.1)	—	—	(0.1)	—	(0.1)

Reserves at December 31, 2016	—	—	—	12.5	12.5	—	12.5

Revisions of previous estimates	—	—	—	5.7	5.7	—	5.7
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	—	—	(0.9)	(0.9)	—	(0.9)

Reserves at December 31, 2017	—	—	—	17.3	17.3	—	17.3

Natural gas production volumes used in this table are the net volumes withdrawn from our proved reserves, including fuel gas consumed in operations and excluding reinjected gas. Our disclosure of proved gas reserves also includes fuel gas volumes, which represent 100% of our total proved reserves of natural gas at December, 2017.

Apparent differences in the sum of the numbers are due to rouding off.

The tables below summarizes information about the changes in total proved reserves of crude oil and natural gas, in millions of barrels of oil equivalent, in our consolidated entities and equity method investees for 2017, 2016 and 2015:

		Abroad
Proved developed and undeveloped reserves	Oil equivalent in Brazil(*)	South America	North America	Africa	Total oil equivalent abroad	Total synthetic oil equivalent in Brazil	Total for all products
Reserves at December 31, 2014	12,712.6	188.3	150.1	—	338.3	9.6	13,060.7

Revisions of previous estimates	(2,165.3)	(0.7)	(20.9)	—	(21.6)	0.1	(2,187.1)
Extensions and discoveries	476.7	17.2	—	—	17.2	—	494.0
Improved Recovery	0.4	5.3	—	—	5.3	—	5.8
Sales of reserves	(2.5)	(19.5)	—	—	(19.5)	—	(22.0)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(879.9)	(24.9)	(15.3)	—	(40.2)	(1.3)	(921.3)

Reserves at December 31, 2015	10,142.1	165.7	113.7	—	279.4	8.5	10,430.0

Revisions of previous estimates	100.2	3.9	14.7	—	18.6	1.0	119.8
Extensions and discoveries	103.2	—	—	—	—	—	103.2
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(151.9)	—	—	(151.9)	—	(151.9)
Purchases of reserves	—	16.3	—	—	16.3	—	16.3
Production for the year	(883.4)	(14.2)	(17.4)	—	(31.6)	(1.2)	(916.2)

Reserves at December 31, 2016	9,462.0	19.8	111.0	—	130.8	8.3	9,601.1

Revisions of previous estimates	635.7	3.5	27.2	—	30.7	0.2	666.6
Extensions and discoveries	75.4	7.1	—	—	7.1	—	82.5
Improved Recovery	246.7	—	—	—	—	—	246.7
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(891.0)	(2.6)	(16.7)	—	(19.3)	(1.2)	(911.4)

Reserves at December 31, 2017	9,528.8	27.9	121.5	—	149.3	7.4	9,685.5

*	In 2017, it includes 292.7 million barrels of oil equivalent related to assets held for sale.

Bolivian proved reserves are not included due to restrictions determined by Bolivian Constitution.

Apparent differences in the sum of the numbers are due to rouding off.

		Abroad
Proved developed and undeveloped reserves - Equity Method Investees	Oil equivalent in Brazil	South America	North America	Africa	Total oil equivalent abroad	Total synthetic oil equivalent in Brazil	Total for all products
Reserves at December 31, 2014	—	22.6	—	57.3	79.9	—	79.9

Revisions of previous estimates	—	(3.9)	—	4.8	0.9	—	0.9
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	16.2	16.2	—	16.2
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(1.3)	—	(9.7)	(11.0)	—	(11.0)

Reserves at December 31, 2015	—	17.4	—	68.6	86.0	—	86.0

Revisions of previous estimates	—	—	—	11.2	11.2	—	11.2
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(16.9)	—	—	(16.9)	—	(16.9)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(0.5)	—	(8.7)	(9.2)	—	(9.2)

Reserves at December 31, 2016	—	0.0	—	71.1	71.1	—	71.1

Revisions of previous estimates	—	—	—	3.5	3.5	—	3.5
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	—	—	(8.3)	(8.3)	—	(8.3)

Reserves at December 31, 2017	—	—	—	66.3	66.3	—	66.3

Apparent differences in the sum of the numbers are due to rouding off.

		Abroad
Proved developed and undeveloped reserves - Consolidated and Equity Method Investees	Oil equivalent in Brazil (*)	South America	North America	Africa	Total oil equivalent abroad	Total synthetic oil equivalent in Brazil	Total for all products
Reserves at December 31, 2014	12,712.6	211.0	150.1	57.3	418.4	9.6	13,140.6

Revisions of previous estimates	(2,165.3)	(4.6)	(20.9)	4.8	(20.8)	0.1	(2,186.2)
Extensions and discoveries	476.7	17.2	—	—	17.2	—	493.9
Improved Recovery	0.4	5.3	—	16.2	21.5	—	21.9
Sales of reserves	(2.5)	(19.5)	—	—	(19.5)	—	(22.0)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(879.9)	(26.2)	(15.3)	(9.7)	(51.2)	(1.3)	(932.3)

Reserves at December 31, 2015	10,142.1	183.1	113.7	68.6	365.4	8.5	10,516.0

Revisions of previous estimates	100.2	3.9	14.7	11.2	29.8	1.0	131.0
Extensions and discoveries	103.2	—	—	—	—	—	103.2
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(168.8)	—	—	(168.8)	—	(168.8)
Purchases of reserves	—	16.3	—	—	16.3	—	16.3
Production for the year	(883.4)	(14.7)	(17.4)	(8.7)	(40.8)	(1.2)	(925.4)

Reserves at December 31, 2016	9,462.0	19.8	111.0	71.1	201.8	8.3	9,672.2

Revisions of previous estimates	635.7	3.5	27.2	3.5	34.3	0.2	670.1
Extensions and discoveries	75.4	7.1	—	—	7.1	—	82.5
Improved Recovery	246.7	—	—	—	—	—	246.7
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(891.0)	(2.6)	(16.7)	(8.3)	(27.7)	(1.2)	(919.8)

Reserves at December 31, 2017	9,528.8	27.9	121.5	66.3	215.6	7.4	9,751.7

*	In 2017, it includes 292.7 million barrels of oil equivalent related to assets held for sale.

Bolivian proved reserves are not included due to restrictions determined by Bolivian Constitution.

Apparent differences in the sum of the numbers are due to rouding off.

In 2017, we incorporated 670.1 million boe of proved reserves by revising of previous estimates, including 355.4 million boe due to economic revisions, mainly due to the increase in prices, and 314.7 million boe due to technical revisions, mainly due to better than forecasted behavior from reservoirs, in the pre-salt layer of Santos and Campos basins, both in Brazil. In addition, we added 246.7 million boe in our proved reserves resulting from positive responses from improved recovery (water injection), and added 82.5 million boe in our proved reserves due to extensions and discoveries, mainly in the pre-salt of Santos basin.

Considering a production of 919.8 million boe in 2017, the company total proved reserves resulted in 9,751.7 million boe. This 919.8 million boe production does not consider the production of Extended Well Tests (EWTs) in exploratory blocks and production in Bolivia, since the Bolivian Constitution prohibits the disclosure and registration of its reserves.

In 2016, we incorporated 103 million boe of proved reserves from extensions and discoveries in Brazil (Santos Basin), and we added 131 million boe to our proved reserves due to revisions of previous estimates, as a result of drilling of new production development wells and better reservoir response in onshore and offshore post-salt fields, in Brazil and the USA, and as result of positive answers from the reservoirs, recovery mechanisms (water injection) and operating efficiency of production systems in operation, as well as the growing drilling activities and tie-back activities, in the pre-salt layer of Santos and Campos Basins.

We reduced 169 million boe of our proved reserves due to sales of minerals in situ and increased 16 million boe in our proved reserves due to purchases of minerals in situ, resulting in a net effect of a decrease of 153 million boe in our proved reserves. The net result of these additions and disposals, excluding production, was an increase of 81 million boe to our proved reserves in 2016. Considering a production of 925 million boe in 2016, our decrease of proved reserves was 844 million boe.

In 2015, our proved reserves decreased by 2,186 million boe due to revisions of previous estimates, mostly as result of the decrease in oil prices during fiscal year of 2015, and decreased by 22 million boe due to sales of proved reserves. This decrease was partially offset by the incorporation of 494 million boe of proved reserves from discoveries of new accumulations and extensions in Brazil, specifically in the Santos, Campos and Espírito Santo Basins, and in Argentina, in the Neuquina Basin, and the incorporation of 22 million boe due to improved recovery. The net result (excluding production) was a decrease of 1,692 million boe in our proved reserves in 2015. Considering a production of 932 million boe in 2015, our net decrease of proved reserves was 2,625 million boe.

	2017				2016				2015
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas
	(millions of barrels)		(billions cubic feet)		(millions of barrels)		(billions cubic feet)		(millions of barrels)		(billions cubic feet)
Net proved developed reserves:
Consolidated Entities
Brazil*	4,282.2	6.0	4,515.9	8.1	4,250.1	6.8	5,034.2	9.2	4,266.5	6.9	5,320.5	9.3
South America	0.7	—	56.7	—	0.5	—	33.7	—	39.7	—	366.3	—
North America	72.1	—	24.2	—	79.6	—	83.6	—	53.6	—	122.5	—

Abroad	72.8	—	80.9	—	80.1	—	117.3	—	93.4	—	488.8	—

Total Consolidated Entities	4,355.0	6.0	4,596.8	8.1	4,330.2	6.8	5,151.5	9.2	4,359.8	6.9	5,809.3	9.3

Equity Method Investees
South America	—	—	—	—	—	—	—	—	6.6	—	8.0	—
Africa	29.6	—	9.3	—	32.5	—	8.6	—	28.0	—	10.4	—

Abroad	29.6	—	9.3	—	32.5	—	8.6	—	34.7	—	18.4	—

Total Equity Method Investees	29.6	—	9.3	—	32.5	—	8.6	—	34.7	—	18.4	—

Total Consolidated and Equity Method Investees	4,384.6	6.0	4,606.0	8.1	4,362.7	6.8	5,160.1	9.2	4,394.5	6.9	5,827.7	9.3

Net proved undeveloped reserves:
Consolidated Entities
Brazil**	3,967.2	—	3,160.2	—	3,812.9	—	3,359.7	—	4,277.7	—	4,267.2	—
South America	0.5	—	103.5	—	0.3	—	80.2	—	12.5	—	314.2	—
North America	42.6	—	16.7	—	16.8	—	3.6	—	37.0	—	16.0	—

Abroad	43.0	—	120.2	—	17.1	—	83.8	—	49.5	—	330.3	—

Total Consolidated Entities	4,010.2	—	3,280.5	—	3,830.0	—	3,443.6	—	4,327.2	—	4,597.5	—

Equity Method Investees
South America	—	—	—	—	—	—	—	—	7.9	—	8.9	—
Africa	33.8	—	8.0	—	36.5	—	3.9	—	37.8	—	6.2	—

Abroad	33.8	—	8.0	—	36.5	—	3.9	—	45.7	—	15.1	—

Total Equity Method Investees	33.8	—	8.0	—	36.5	—	3.9	—	45.7	—	15.1	—

Total Consolidated and Equity Method Investees	4,044.0	—	3,288.5	—	3,866.5	—	3,447.5	—	4,372.9	—	4,612.6	—

*	In 2017, it includes 191.9 million barrels of oil equivalent and 131.8 billion cubic feet related to assets held for sale
**	In 2017, it includes 71.9 million barrels of oil equivalent and 41.9 billion cubic feet related to assets held for sale.

Bolivian proved reserves are not included due to restrictions determined by Bolivian Constitution.

Apparent differences in the sum of the numbers are due to rouding off.

(v) Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

The standardized measure of discounted future net cash flows, related to the above proved oil and gas reserves, is calculated in accordance with the requirements of Codification Topic 932 – Extractive Activities – Oil and Gas.

Estimated future cash inflows from production in Brazil are computed by applying the average price during the 12-month period prior to the ending date of the period covered by the report, determined as an unweighted arithmetic average of the first-day-of-the-month price for each month within such period, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. Future price changes are limited to those provided by contractual arrangements existing at the end of each reporting year. Future development and production costs are those estimated future expenditures necessary to develop and produce year-end estimated proved reserves based on year-end cost, assuming continuing economic conditions. Estimated future income taxes (including future social contributions on net income - CSLL) are calculated by applying appropriate year-end statutory tax rates. The amounts presented as future income taxes expenses reflect allowable deductions considering statutory tax rates. Discounted future net cash flows are calculated using 10% mid-period discount factors. This discounting requires a year-by-year estimate of when the future expenditures will be incurred and when the reserves will be produced.

The valuation prescribed under Codification Topic 932 – Extractive Activities – Oil and Gas requires assumptions as to the timing and amount of future development and production costs. The calculations are made as of December 31 each year and should not be relied upon as an indication of Petrobras’ future cash flows or the value of its oil and gas reserves.

	Consolidated entities
		Abroad
	Brazil**	South America	North America	Africa	Others	Total	Total	Equity Method Investees
December 31, 2017
Future cash inflows	439,058	912	5,361	—	—	6,274	445,332	3,487
Future production costs	(213,037)	(412)	(2,291)	—	—	(2,703)	(215,740)	(857)
Future development costs	(46,731)	(147)	(649)	—	—	(796)	(47,527)	(524)
Future income tax expenses	(63,087)	(89)	(86)	—	—	(175)	(63,262)	(339)

Undiscounted future net cash flows	116,204	265	2,335	—	—	2,600	118,803	1,768
10 percent midyear annual discount for timing of estimated cash flows*	(52,516)	(138)	(707)	—	—	(845)	(53,361)	(474)

Standardized measure of discounted future net cash flows	63,687	126	1,628	—	—	1,755	65,442	1,294

December 31, 2016
Future cash inflows	357,374	600	3,809	—	—	4,408	361,783	2,950
Future production costs	(209,413)	(239)	(2,153)	—	—	(2,392)	(211,806)	(1,088)
Future development costs	(42,357)	(120)	(531)	—	—	(652)	(43,009)	(703)
Future income tax expenses	(46,234)	(65)	(40)	—	—	(105)	(46,338)	(229)

Undiscounted future net cash flows	59,370	175	1,084	—	—	1,259	60,630	929
10 percent midyear annual discount for timing of estimated cash flows*	(24,946)	(78)	(255)	—	—	(332)	(25,279)	(346)

Standardized measure of discounted future net cash flows	34,424	98	830	—	—	927	35,351	584

December 31, 2015
Future cash inflows	462,364	6,541	4,720	—	—	11,261	473,625	3,942
Future production costs	(256,130)	(3,165)	(2,684)	—	—	(5,849)	(261,979)	(1,404)
Future development costs	(65,449)	(1,056)	(992)	—	—	(2,048)	(67,497)	(1,228)
Future income tax expenses	(61,408)	(527)	(23)	—	—	(550)	(61,958)	(349)

Undiscounted future net cash flows	79,377	1,793	1,021	—	—	2,814	82,191	961
10 percent midyear annual discount for timing of estimated cash flows*	(36,608)	(588)	(148)	—	—	(736)	(37,344)	(449)

Standardized measure of discounted future net cash flows	42,769	1,205	873	—	—	2,078	44,847	512

*	Semiannual capitalization
**	Includes the amount of US$ 1,770 millions related to assets classified as held for sale in 2017.

Bolivian proved reserves are not included due to restrictions determined by Bolivian Constitution.

Apparent differences in the sum of the numbers are due to rouding off.

(v) Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

	Consolidated entities
		Abroad						Equity Method Investees
	Brazil*	South America	North America	Africa	Others	Total	Total
Balance at January 1, 2017	34,424	98	830	—	—	927	35,351	583
Sales and transfers of oil and gas, net of production cost	(23,394)	(60)	(564)	—	—	(624)	(24,018)	(261)
Development cost incurred	11,553	23	230	—	—	253	11,806	294
Net change due to purchases and sales of minerals in place	—	—	—	—	—	—	—	—
Net change due to extensions, discoveries and improved recovery related costs	4,187	69	—	—	—	69	4,256	—
Revisions of previous quantity estimates	8,264	37	443	—	—	480	8,744	51
Net change in prices, transfer prices and in production costs	50,326	3	735	—	—	738	51,064	494
Changes in estimated future development costs	(15,878)	(31)	(144)	—	—	(175)	(16,053)	(25)
Accretion of discount	3,442	14	76	—	—	90	3,532	58
Net change in income taxes	(9,237)	(18)	(2)	—	—	(20)	(9,257)	(92)
Other - unspecified	—	(9)	25	—	—	16	16	190

Balance at December 31, 2017	63,687	126	1,628	—	—	1,755	65,442	1,294

Balance at January 1, 2016	42,770	1,205	873	—	—	2,078	44,848	511
Sales and transfers of oil and gas, net of production cost	(18,425)	(351)	(432)	—	—	(783)	(19,208)	(208)
Development cost incurred	12,429	176	148	—	—	324	12,753	389
Net change due to purchases and sales of minerals in place	—	(1,094)	—	—	—	(1,094)	(1,094)	(54)
Net change due to extensions, discoveries and improved recovery related costs	1,234	—	484	—	—	484	1,718	67
Revisions of previous quantity estimates	1,197	—	223	—	—	223	1,420	242
Net change in prices, transfer prices and in production costs	(27,031)	—	(760)	—	—	(760)	(27,791)	(477)
Changes in estimated future development costs	9,175	—	231	—	—	231	9,406	(18)
Accretion of discount	4,277	162	82	—	—	244	4,521	52
Net change in income taxes	8,799	—	(1)	—	—	(1)	8,798	62
Other - unspecified	—	(1)	(19)	—	—	(19)	(19)	17

Balance at December 31, 2016	34,424	98	830	—	—	927	35,351	583

Balance at January 1, 2015	173,707	1,082	3,306	—	—	4,388	178,095	1,292
Sales and transfers of oil and gas, net of production cost	(17,330)	(560)	(403)	—	—	(963)	(18,293)	(248)
Development cost incurred	15,536	451	397	—	—	848	16,384	431
Net change due to purchases and sales of minerals in place	(34)	(58)	—	—	—	(58)	(92)	—
Net change due to extensions, discoveries and improved recovery related costs	6,522	324	—	—	—	324	6,846	487
Revisions of previous quantity estimates	(29,592)	2	(655)	—	—	(653)	(30,245)	134
Net change in prices, transfer prices and in production costs	(185,071)	150	(2,809)	—	—	(2,659)	(187,730)	(1,737)
Changes in estimated future development costs	(6,948)	(370)	538	—	—	168	(6,780)	(121)
Accretion of discount	17,371	157	314	—	—	471	17,842	130
Net change in income taxes	68,608	67	93	—	—	160	68,768	337
Other - unspecified	—	(40)	92	—	—	52	52	(193)

Balance at December 31, 2015	42,769	1,205	873	—	—	2,078	44,847	512

*	Includes the amount of US$ 1,770 millions related to assets classified as held for sale in 2017.

Bolivian proved reserves are not included due to restrictions determined by Bolivian Constitution.

Apparent differences in the sum of the numbers are due to rouding off.